Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows provided by (used in) operating activities
Net loss	$ (7,380,536)	$ (9,645,550)
Fair value adjustment to convertible notes payable		1,250,000
Change in fair value of warrant liability	(77,237)	4,522,844
Stock based compensation expense	496,724
Forgiveness of accounts payable	(416,000)
Financing expense		275,000
Amortization of intangibles	78,032	78,032
Increase in accrued interest and financing expense	402,411	516,276
Unrealized gain on investments	(12,079)
Changes in assets and liabilities:
Increase (decrease) in accounts payable and accrued expenses	(148,493)	462,117
Decrease in prepaid expenses	(518,788)
Net cash used in operating activities	(6,538,390)	(2,541,281)
Cash flows used in investing activities
Purchase of investments	(9,899,121)
Payment for license acquisition	(250,000)	(375,000)
Net cash used in investing activities	(10,149,121)	(375,000)
Cash flows provided by financing activities:
Payments of offering costs		(164,578)
Payments of deferred loan costs		(50,000)
Increase in other assets		139,285
Payment of amounts due to officers	(449,999)	(154,466)
Proceeds from issuance of "Bridge Notes", net		3,475,000
Proceeds from sale of equity securities, net	14,904,569
Net cash provided by financing activities	14,454,570	3,245,241
Net change in cash	(2,232,941)	328,960
Cash - beginning of period	7,482,773	323,832
Cash - end of period	5,249,832	$ 652,792
Supplemental information - Non cash items:
Reclassification of warrant liability to equity upon issuance of "Exchange warrants"	296,362
Deemed dividend on warrant modification	65,266
Offering expenses associated with warrant modification	491,601
Settlement of accrued expenses	$ 193,537